Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005427 | Top10HoldingU.S. Treasury NotesBNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005427 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005427 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005427 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005427 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | Top10HoldingCenterPoint EnergyBNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | Top10HoldingHUB InternationalBNY-BL4978526
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005427 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005427 | Top10HoldingTransDigmBNY-BL5229432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005427 | Other0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005427 | 0BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000005427 | 0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000005428 | Top10HoldingU.S. Treasury NotesBNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005428 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005428 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005428 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005428 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | Top10HoldingCenterPoint EnergyBNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | Top10HoldingHUB InternationalBNY-BL4978526
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005428 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005428 | Top10HoldingTransDigmBNY-BL5229432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005428 | Other0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005428 | 0BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000005428 | 0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000166317 | Top10HoldingU.S. Treasury NotesBNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000166317 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166317 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166317 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166317 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | Top10HoldingCenterPoint EnergyBNY-15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | Top10HoldingHUB InternationalBNY-BL4978526
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166317 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166317 | Top10HoldingTransDigmBNY-BL5229432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166317 | Other0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166317 | 0BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000166317 | 0BNY-91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	30.40%